Revenue Recognition - Schedule of Changes in Deferred Revenue from Contract Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Remaining deferred revenue recognized		$ 2,196
License Agreement
Disaggregation Of Revenue [Line Items]
Deferral of revenue			$ 9,505
Remaining deferred revenue recognized	$ 6,754